UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Income Fund

QUARTERLY REPORT

November 30, 2011

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 56.9%
Aerospace - 0.6%
BE Aerospace, Inc., 8.5%, 2018		$635,000	$685,800
Bombardier, Inc., 7.5%, 2018 (n)		980,000	1,041,250
Bombardier, Inc., 7.75%, 2020 (n)		180,000	192,600
CPI International, Inc., 8%, 2018		915,000	780,038
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		425,000	106,250
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	260,000	216,604
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$670,000	656,600

			$3,679,142
Agency - Other - 0.5%
Financing Corp., 9.4%, 2018		$965,000	$1,384,953
Financing Corp., 10.35%, 2018		715,000	1,086,927
Financing Corp., STRIPS, 0%, 2017		860,000	773,978

			$3,245,858
Airlines - 0.0%
Tam Capital 3, Inc., 8.375%, 2021 (n)		$234,000	$235,755

Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016		$30,000	$32,325
Hanesbrands, Inc., 6.375%, 2020		235,000	232,356
Phillips-Van Heusen Corp., 7.375%, 2020		765,000	812,813

			$1,077,494
Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.885%, 2049		$198,555	$71,889
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		100,000	103,389
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		199,556	213,095
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		170,989	162,440
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049		124,877	130,234
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.184%, 2051		105,201	111,057
Wachovia Bank Commercial Mortgage Trust, FRN, 5.934%, 2047		116,771	18,543

			$810,647
Automotive - 1.0%
Accuride Corp., 9.5%, 2018		$740,000	$696,525
Allison Transmission, Inc., 7.125%, 2019 (n)		500,000	471,250
Automotores Gildemeister S.A., 8.25%, 2021 (n)		115,000	117,300
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021 (n)		410,000	344,400
Ford Motor Co., 7.45%, 2031		735,000	861,788
Ford Motor Credit Co. LLC, 12%, 2015		1,825,000	2,221,043
General Motors Financial Co., Inc., 6.75%, 2018 (n)		520,000	518,259
Jaguar Land Rover PLC, 8.125%, 2021 (n)		520,000	491,400
Lear Corp., 8.125%, 2020		330,000	356,400

			$6,078,365
Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017		$435,000	$463,275

Broadcasting - 1.3%
Allbritton Communications Co., 8%, 2018		$400,000	$380,000
AMC Networks, Inc., 7.75%, 2021 (n)		274,000	289,755
Clear Channel Communications, Inc., 9%, 2021		436,000	359,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
EH Holding Corp., 7.625%, 2021 (n)	$460,000	$451,950
Gray Television, Inc., 10.5%, 2015	70,000	65,100
Inmarsat Finance PLC, 7.375%, 2017 (n)	460,000	470,350
Intelsat Bermuda Ltd., 11.25%, 2017	585,000	538,200
Intelsat Jackson Holdings Ltd., 9.5%, 2016	580,000	604,650
Intelsat Jackson Holdings Ltd., 11.25%, 2016	840,000	873,600
LBI Media, Inc., 8.5%, 2017 (z)	125,000	75,000
Liberty Media Corp., 8.5%, 2029	445,000	432,206
Local TV Finance LLC, 9.25%, 2015 (p)(z)	413,826	388,996
Newport Television LLC, 13%, 2017 (n)(p)	91,165	78,351
Nexstar Broadcasting Group, Inc., 8.875%, 2017	185,000	186,850
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	395,000	423,638
Sinclair Broadcast Group, Inc., 8.375%, 2018	30,000	30,375
SIRIUS XM Radio, Inc., 13%, 2013 (n)	150,000	169,500
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	405,000	439,425
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	750,000	772,500
Univision Communications, Inc., 6.875%, 2019 (n)	555,000	514,763
Univision Communications, Inc., 7.875%, 2020 (n)	95,000	89,775
Univision Communications, Inc., 8.5%, 2021 (n)	340,000	280,500

		$7,915,184
Brokerage & Asset Managers - 0.2%
E*TRADE Financial Corp., 7.875%, 2015	$135,000	$134,325
E*TRADE Financial Corp., 12.5%, 2017	1,185,000	1,339,050

		$1,473,375
Building - 0.8%
Associated Materials LLC, 9.125%, 2017	$100,000	$84,625
Building Materials Holding Corp., 6.875%, 2018 (n)	150,000	150,750
Building Materials Holding Corp., 7%, 2020 (n)	60,000	62,100
Building Materials Holding Corp., 6.75%, 2021 (n)	645,000	641,775
CEMEX Finance LLC, 9.5%, 2016 (n)	435,000	349,088
CEMEX S.A.B. de C.V., 9%, 2018 (n)	1,064,000	771,400
CEMEX S.A.B. de C.V., FRN, 5.369%, 2015 (n)	1,155,000	785,400
Nortek, Inc., 10%, 2018 (n)	65,000	60,450
Nortek, Inc., 8.5%, 2021 (n)	1,045,000	859,513
Odebrecht Finance Ltd., 6%, 2023 (n)	204,000	204,000
Owens Corning, 9%, 2019	730,000	861,080
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)	40,000	39,500

		$4,869,681
Business Services - 0.4%
Ceridian Corp., 12.25%, 2015 (p)	$225,000	$176,063
iGate Corp., 9%, 2016 (n)	615,000	615,000
Interactive Data Corp., 10.25%, 2018	505,000	540,350
Iron Mountain, Inc., 8.375%, 2021	550,000	577,500
SunGard Data Systems, Inc., 10.25%, 2015	357,000	367,710
SunGard Data Systems, Inc., 7.375%, 2018	95,000	93,575

		$2,370,198
Cable TV - 1.2%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$55,000	$55,688
Cablevision Systems Corp., 8.625%, 2017	365,000	381,425
Cablevision Systems Corp., 8%, 2020	180,000	182,700
CCH II LLC, 13.5%, 2016	775,000	893,188
CCO Holdings LLC, 7.875%, 2018	705,000	730,556
CCO Holdings LLC, 8.125%, 2020	730,000	770,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Cequel Communications Holdings, 8.625%, 2017 (n)		$305,000	$310,338
CSC Holdings LLC, 8.5%, 2014		625,000	692,969
EchoStar Corp., 7.125%, 2016		430,000	441,825
Insight Communications Co., Inc., 9.375%, 2018 (n)		265,000	299,781
Mediacom LLC, 9.125%, 2019		275,000	286,688
Myriad International Holdings B.V., 6.375%, 2017 (n)		1,320,000	1,412,400
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	100,000	125,804
UPCB Finance III Ltd., 6.625%, 2020 (n)		$470,000	448,850
Videotron LTEE, 6.875%, 2014		66,000	66,248
Virgin Media Finance PLC, 9.5%, 2016		400,000	438,000
Virgin Media Finance PLC, 8.375%, 2019		100,000	107,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	190,000	248,282

			$7,891,892
Chemicals - 1.1%
Celanese U.S. Holdings LLC, 6.625%, 2018		$820,000	$856,900
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,025,000	925,063
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		55,000	43,175
Huntsman International LLC, 8.625%, 2021		635,000	644,525
Lyondell Chemical Co., 8%, 2017		31,000	33,635
Lyondell Chemical Co., 11%, 2018		408,503	440,162
LyondellBasell Industries, Inc., 6%, 2021 (z)		575,000	586,500
Momentive Performance Materials, Inc., 12.5%, 2014		709,000	744,450
Momentive Performance Materials, Inc., 11.5%, 2016		514,000	367,510
Nalco Co., 8.25%, 2017		120,000	134,100
Polypore International, Inc., 7.5%, 2017		530,000	543,250
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		859,000	907,917
Solutia, Inc., 7.875%, 2020		650,000	692,250

			$6,919,437
Computer Software - 0.2%
Lawson Software, Inc., 11.5%, 2018 (n)		$455,000	$433,388
Syniverse Holdings, Inc., 9.125%, 2019		740,000	758,500

			$1,191,888
Computer Software - Systems - 0.4%
Audatex North America, Inc., 6.75%, 2018 (n)		$220,000	$221,650
CDW LLC, 8.5%, 2019 (n)		1,130,000	1,062,200
CDW LLC/CDW Finance Corp., 12.535%, 2017		135,000	133,650
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		590,000	622,450
Eagle Parent, Inc., 8.625%, 2019 (n)		185,000	171,588

			$2,211,538
Conglomerates - 0.5%
Amsted Industries, Inc., 8.125%, 2018 (n)		$610,000	$634,400
Dynacast International LLC, 9.25%, 2019 (z)		375,000	349,688
Griffon Corp., 7.125%, 2018		1,055,000	1,018,075
Tomkins LLC/Tomkins, Inc., 9%, 2018		1,170,000	1,263,600

			$3,265,763
Consumer Products - 0.4%
Easton-Bell Sports, Inc., 9.75%, 2016		$245,000	$262,763
Elizabeth Arden, Inc., 7.375%, 2021		485,000	505,613
Jarden Corp., 7.5%, 2020		870,000	927,638
Libbey Glass, Inc., 10%, 2015		319,000	339,735
Visant Corp., 10%, 2017		350,000	322,000

			$2,357,749

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - 0.3%
Realogy Corp., 11.5%, 2017	$405,000	$308,813
Service Corp. International, 6.75%, 2015	60,000	63,750
Service Corp. International, 7%, 2017	1,125,000	1,203,750
Service Corp. International, 7%, 2019	325,000	337,188

		$1,913,501
Containers - 0.4%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$470,000	$475,875
Greif, Inc., 6.75%, 2017	220,000	228,800
Greif, Inc., 7.75%, 2019	220,000	234,300
Packaging Dynamics Corp., 8.75%, 2016 (z)	95,000	94,050
Reynolds Group, 8.75%, 2016 (n)	190,000	196,175
Reynolds Group, 7.125%, 2019 (n)	745,000	728,238
Reynolds Group, 8.25%, 2021 (n)	320,000	272,000
Sealed Air Corp., 8.125%, 2019 (n)	80,000	84,800
Sealed Air Corp., 8.375%, 2021 (n)	80,000	85,400

		$2,399,638
Defense Electronics - 0.1%
ManTech International Corp., 7.25%, 2018	$380,000	$389,500

Electrical Equipment - 0.0%
Avaya, Inc., 9.75%, 2015	$165,000	$129,113

Electronics - 0.2%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$400,000	$417,000
Freescale Semiconductor, Inc., 8.05%, 2020	230,000	208,150
Sensata Technologies B.V., 6.5%, 2019 (n)	520,000	504,400

		$1,129,550
Emerging Market Quasi-Sovereign - 3.8%
Banco do Brasil S.A., 3.875%, 2017	$1,472,000	$1,453,780
Banco do Brasil S.A., 5.875%, 2022 (n)	2,728,000	2,687,080
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,236,000	1,220,550
Banco Nacional de Desenvolvimento Economico e Social, 6.5%, 2019	509,000	574,407
Biz Finance PLC, 8.375%, 2015	1,153,000	1,020,405
BNDES Participacoes S.A., 6.5%, 2019 (n)	248,000	279,868
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	540,000	558,687
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (n)	205,000	223,245
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	349,000	348,991
Development Bank of Kazakhstan, 5.5%, 2015 (n)	1,619,000	1,647,818
Ecopetrol S.A., 7.625%, 2019	201,000	242,205
Gaz Capital S.A., 8.125%, 2014 (n)	784,000	846,720
Gaz Capital S.A., 9.25%, 2019	535,000	650,025
Gaz Capital S.A., 5.999%, 2021 (z)	2,212,000	2,234,120
Majapahit Holding B.V., 7.75%, 2020	454,000	519,830
Naftogaz Ukraine, 9.5%, 2014	753,000	696,525
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	2,703,000	2,371,883
Pemex Project Funding Master Trust, 6.625%, 2035	351,000	386,100
Pertamina PT, 5.25%, 2021 (n)	214,000	212,395
Petrobras International Finance Co., 7.875%, 2019	566,000	661,932
Petrobras International Finance Co., 5.375%, 2021	1,843,000	1,874,156
Petroleos Mexicanos, 8%, 2019	160,000	196,800
Petroleos Mexicanos, 6%, 2020	223,000	245,300
Petroleos Mexicanos, 5.5%, 2021	719,000	763,938
Petroleos Mexicanos, 6.5%, 2041	150,000	162,000
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	391,003	418,373

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Transnet Ltd., 4.5%, 2016 (n)	$202,000	$204,756
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016 (n)	200,000	199,500
VEB Finance Ltd., 6.902%, 2020 (n)	1,162,000	1,205,110
VTB Capital S.A., 6.465%, 2015 (n)	179,000	179,448

		$24,285,947
Emerging Market Sovereign - 3.1%
Dominican Republic, 7.5%, 2021 (n)	$723,000	$723,000
Republic of Argentina, 8.75%, 2017	1,146,000	1,014,210
Republic of Colombia, 7.375%, 2019	233,000	291,833
Republic of Indonesia, 4.875%, 2021 (n)	2,623,000	2,731,199
Republic of Indonesia, 8.5%, 2035	193,000	275,025
Republic of Namibia, 5.5%, 2021 (n)	215,000	216,075
Republic of Panama, 8.875%, 2027	427,000	633,882
Republic of Peru, 7.35%, 2025	787,000	1,019,165
Republic of Philippines, 5.5%, 2026	1,293,000	1,427,149
Republic of Philippines, 7.75%, 2031	389,000	518,343
Republic of Philippines, 6.375%, 2034	665,000	792,181
Republic of Serbia, 7.25%, 2021 (n)	200,000	192,000
Republic of South Africa, 5.5%, 2020	1,035,000	1,133,325
Republic of South Africa, 6.25%, 2041	655,000	736,875
Republic of Sri Lanka, 6.25%, 2021 (n)	208,000	210,003
Republic of Turkey, 5.625%, 2021	1,594,000	1,617,910
Republic of Uruguay, 8%, 2022	426,000	566,580
Republic of Uruguay, 7.625%, 2036	304,000	404,928
Republic of Venezuela, 12.75%, 2022	543,000	475,125
Republic of Venezuela, 9.25%, 2027	1,659,000	1,165,448
Republic of Venezuela, 7%, 2038	921,000	513,458
Republic of Vietnam, 6.875%, 2016	994,000	1,021,335
Russian Federation, 7.5%, 2030	1,361,885	1,596,810
United Mexican States, 5.625%, 2017	306,000	346,239
United Mexican States, 5.75%, 2110	82,000	83,845

		$19,705,943
Energy - Independent - 2.5%
ATP Oil & Gas Corp., 11.875%, 2015	$280,000	$184,800
Bill Barrett Corp., 9.875%, 2016	305,000	333,975
Bill Barrett Corp., 7.625%, 2019	125,000	129,063
Carrizo Oil & Gas, Inc., 8.625%, 2018 (z)	90,000	88,650
Carrizo Oil & Gas, Inc., 8.625%, 2018	350,000	347,375
Chaparral Energy, Inc., 8.875%, 2017	740,000	754,800
Chesapeake Energy Corp., 6.875%, 2020	220,000	231,000
Concho Resources, Inc., 8.625%, 2017	670,000	725,275
Concho Resources, Inc., 6.5%, 2022	430,000	438,600
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	215,000	165,550
Continental Resources, Inc., 8.25%, 2019	295,000	325,975
Denbury Resources, Inc., 8.25%, 2020	645,000	700,631
Energy XXI Gulf Coast, Inc., 9.25%, 2017	720,000	738,000
EXCO Resources, Inc., 7.5%, 2018	890,000	823,250
Harvest Operations Corp., 6.875%, 2017 (n)	920,000	920,000
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	175,000	184,188
Kodiak Oil & Gas Corp., 8.125%, 2019 (z)	205,000	208,075
Laredo Petroleum, Inc., 9.5%, 2019 (n)	325,000	336,781
LINN Energy LLC, 6.5%, 2019 (n)	145,000	137,750
LINN Energy LLC, 8.625%, 2020	465,000	485,925
LINN Energy LLC, 7.75%, 2021	385,000	385,000
Newfield Exploration Co., 6.625%, 2016	590,000	606,225

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Newfield Exploration Co., 6.875%, 2020	$490,000	$514,500
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	1,993,000	1,893,350
Pioneer Natural Resources Co., 7.5%, 2020	850,000	985,904
QEP Resources, Inc., 6.875%, 2021	590,000	625,400
Quicksilver Resources, Inc., 9.125%, 2019	240,000	251,700
Range Resources Corp., 8%, 2019	420,000	466,200
SandRidge Energy, Inc., 8%, 2018 (n)	1,145,000	1,099,200
Swift Energy Co., 7.875%, 2022 (z)	240,000	235,200
Whiting Petroleum Corp., 6.5%, 2018	390,000	403,650

		$15,725,992
Energy - Integrated - 0.5%
CCL Finance Ltd., 9.5%, 2014 (n)	$1,259,000	$1,416,375
LUKOIL International Finance B.V., 6.125%, 2020 (n)	1,631,000	1,622,845
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	386,000	429,425

		$3,468,645
Engineering - Construction - 0.0%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$280,000	$254,800

Entertainment - 0.3%
AMC Entertainment, Inc., 8.75%, 2019	$530,000	$535,300
AMC Entertainment, Inc., 9.75%, 2020	720,000	655,200
Cinemark USA, Inc., 8.625%, 2019	555,000	596,625

		$1,787,125
Financial Institutions - 1.3%
CIT Group, Inc., 5.25%, 2014 (n)	$425,000	$416,500
CIT Group, Inc., 7%, 2016	935,000	925,183
CIT Group, Inc., 7%, 2017	2,430,000	2,405,700
CIT Group, Inc., 6.625%, 2018 (n)	364,000	368,550
Credit Acceptance Corp., 9.125%, 2017 (z)	210,000	214,200
Credit Acceptance Corp., 9.125%, 2017	385,000	393,663
GMAC, Inc., 8%, 2031	90,000	85,500
International Lease Finance Corp., 8.75%, 2017	610,000	614,575
International Lease Finance Corp., 7.125%, 2018 (n)	637,000	649,740
Nationstar Mortgage LLC, 10.875%, 2015	685,000	688,425
SLM Corp., 8.45%, 2018	135,000	134,593
SLM Corp., 8%, 2020	1,190,000	1,163,225
Springleaf Finance Corp., 6.9%, 2017	405,000	272,363

		$8,332,217
Food & Beverages - 0.3%
ARAMARK Corp., 8.5%, 2015	$160,000	$164,000
B&G Foods, Inc., 7.625%, 2018	560,000	581,700
Corp Lindley S.A., 6.75%, 2021 (z)	81,000	81,608
Pinnacle Foods Finance LLC, 9.25%, 2015	305,000	311,863
Pinnacle Foods Finance LLC, 10.625%, 2017	355,000	367,425
Pinnacle Foods Finance LLC, 8.25%, 2017	85,000	86,488
Sigma Alimentos S.A., 5.625%, 2018 (n)	190,000	191,900
TreeHouse Foods, Inc., 7.75%, 2018	175,000	187,469

		$1,972,453
Forest & Paper Products - 0.5%
Boise, Inc., 8%, 2020	$235,000	$247,338
Cascades, Inc., 7.75%, 2017	350,000	340,375
Georgia-Pacific Corp., 8%, 2024	565,000	713,412

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - continued
Graphic Packaging Holding Co., 7.875%, 2018		$630,000	$670,950
Inversiones CMPC S.A., 4.75%, 2018 (n)		525,000	543,173
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	225,000	305,356
Tembec Industries, Inc., 11.25%, 2018		$330,000	333,300

			$3,153,904
Gaming & Lodging - 1.2%
Ameristar Casinos, Inc., 7.5%, 2021		$810,000	$810,000
Boyd Gaming Corp., 7.125%, 2016		565,000	483,075
FelCor Lodging LP, REIT, 6.75%, 2019		255,000	237,150
Firekeepers Development Authority, 13.875%, 2015 (n)		180,000	203,175
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		505,000	316
GWR Operating Partnership LLP, 10.875%, 2017		145,000	155,150
Harrah’s Operating Co., Inc., 11.25%, 2017		1,015,000	1,055,600
Harrah’s Operating Co., Inc., 10%, 2018		182,000	116,480
Host Hotels & Resorts, Inc., 6.75%, 2016		560,000	576,100
MGM Mirage, 10.375%, 2014		35,000	39,200
MGM Mirage, 6.625%, 2015		185,000	174,825
MGM Mirage, 7.5%, 2016		90,000	85,838
MGM Resorts International, 11.375%, 2018		650,000	700,375
MGM Resorts International, 9%, 2020		745,000	812,050
Penn National Gaming, Inc., 8.75%, 2019		628,000	675,100
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		280,000	285,950
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		315,000	353,588
Wyndham Worldwide Corp., 7.375%, 2020		560,000	622,087
Wynn Las Vegas LLC, 7.75%, 2020		480,000	517,200

			$7,903,259
Health Maintenance Organizations - 0.1%
AMERIGROUP Corp., 7.5%, 2019		$380,000	$389,500

Industrial - 0.3%
Altra Holdings, Inc., 8.125%, 2016		$230,000	$238,625
Dematic S.A., 8.75%, 2016 (z)		855,000	829,350
Hillman Group, Inc., 10.875%, 2018 (z)		170,000	171,700
Hyva Global B.V., 8.625%, 2016 (n)		400,000	344,000
Mueller Water Products, Inc., 7.375%, 2017		55,000	48,194
Mueller Water Products, Inc., 8.75%, 2020		263,000	279,109

			$1,910,978
Insurance - 0.2%
American International Group, Inc., 8.175% to 2038, FRN to 2068		$300,000	$264,750
ING Capital Funding Trust III, FRN, 3.969%, 2049		340,000	243,160
ING Groep N.V., 5.775% to 2015, FRN to 2049		790,000	529,300
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		300,000	334,875

			$1,372,085
Insurance - Property & Casualty - 0.2%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$700,000	$843,500
USI Holdings Corp., 9.75%, 2015 (z)		205,000	193,725
XL Group PLC, 6.5% to 2017, FRN to 2049		635,000	492,125

			$1,529,350
International Market Sovereign - 0.3%
Republic of Iceland, 4.875%, 2016 (n)		$1,933,000	$1,886,844

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - 0.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$115,000	$133,520
Port Authority NY & NJ (168th Series), 4.926%, 2051	395,000	398,385
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	15,000	17,270
State of California (Build America Bonds), 7.625%, 2040	65,000	77,795
University of California Rev. (Build America Bonds), 5.77%, 2043	60,000	67,762

		$694,732
Machinery & Tools - 0.4%
Case Corp., 7.25%, 2016	$85,000	$90,100
Case New Holland, Inc., 7.875%, 2017	1,105,000	1,209,975
CNH Capital LLC, 6.25%, 2016 (z)	140,000	139,650
Rental Service Corp., 9.5%, 2014	90,000	91,125
RSC Equipment Rental, Inc., 8.25%, 2021	920,000	874,000

		$2,404,850
Major Banks - 0.1%
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	$100,000	$61,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	580,000	382,800

		$443,800
Medical & Health Technology & Services - 1.6%
Beagle Acquisition Corp., 11%, 2019 (n)	$230,000	$236,900
Biomet, Inc., 10%, 2017	185,000	199,338
Biomet, Inc., 10.375%, 2017 (p)	110,000	117,975
Biomet, Inc., 11.625%, 2017	695,000	743,650
Davita, Inc., 6.375%, 2018	1,285,000	1,262,513
Davita, Inc., 6.625%, 2020	85,000	83,513
Emergency Medical Services Corp., 8.125%, 2019 (z)	115,000	112,988
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	175,000	194,688
HCA, Inc., 8.5%, 2019	2,010,000	2,170,800
HCA, Inc., 7.5%, 2022	475,000	467,875
Health Management Associates, Inc., 7.375%, 2020 (z)	235,000	236,469
HealthSouth Corp., 8.125%, 2020	900,000	879,750
Teleflex, Inc., 6.875%, 2019	365,000	369,106
Tenet Healthcare Corp., 9.25%, 2015	480,000	496,200
United Surgical Partners International, Inc., 8.875%, 2017	345,000	342,413
United Surgical Partners International, Inc., 9.25%, 2017 (p)	120,000	119,400
Universal Health Services, Inc., 7%, 2018	265,000	266,325
Universal Hospital Services, Inc., 8.5%, 2015 (p)	275,000	277,063
Universal Hospital Services, Inc., FRN, 4.12%, 2015	65,000	58,825
Vanguard Health Systems, Inc., 8%, 2018	965,000	916,750
VWR Funding, Inc., 10.25%, 2015 (p)	312,219	321,585

		$9,874,126
Metals & Mining - 1.6%
AK Steel Corp., 7.625%, 2020	$490,000	$445,900
Arch Coal, Inc., 7%, 2019 (n)	845,000	823,875
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	1,098,000	1,076,040
Cloud Peak Energy, Inc., 8.25%, 2017	755,000	796,525
Cloud Peak Energy, Inc., 8.5%, 2019	405,000	433,350
Consol Energy, Inc., 8%, 2017	320,000	340,800
Consol Energy, Inc., 8.25%, 2020	70,000	75,250
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	135,000	123,863
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	720,000	706,500
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	1,093,000	944,974
Novelis, Inc., 8.375%, 2017	255,000	265,200
Novelis, Inc., 8.75%, 2020	60,000	63,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Peabody Energy Corp., 6%, 2018 (z)	$230,000	$229,713
Peabody Energy Corp., 6.25%, 2021 (z)	230,000	231,725
Southern Copper Corp., 6.75%, 2040	1,656,000	1,657,482
Vale Overseas Ltd., 5.625%, 2019	1,134,000	1,200,074
Vale Overseas Ltd., 4.625%, 2020	103,000	103,030
Vale Overseas Ltd., 6.875%, 2039	273,000	299,550

		$9,817,151
Mortgage-Backed - 6.5%
Fannie Mae, 4.325%, 2013	$141,280	$145,410
Fannie Mae, 4.374%, 2013	122,566	126,946
Fannie Mae, 4.518%, 2013	88,286	90,575
Fannie Mae, 5.159%, 2013	48,316	50,887
Fannie Mae, 5.37%, 2013	92,030	94,568
Fannie Mae, 4.563%, 2014	74,653	79,362
Fannie Mae, 4.61%, 2014	120,349	127,786
Fannie Mae, 4.778%, 2014	171,896	180,876
Fannie Mae, 4.88%, 2014	97,197	104,506
Fannie Mae, 4.935%, 2014	157,436	166,471
Fannie Mae, 5.1%, 2014 - 2019	333,330	362,722
Fannie Mae, 4.56%, 2015	71,584	77,237
Fannie Mae, 4.564%, 2015	265,782	284,402
Fannie Mae, 4.6%, 2015 - 2019	156,014	172,820
Fannie Mae, 4.69%, 2015	188,674	203,848
Fannie Mae, 4.7%, 2015	141,267	153,533
Fannie Mae, 4.78%, 2015	80,140	87,459
Fannie Mae, 4.79%, 2015	121,442	132,516
Fannie Mae, 4.81%, 2015	180,605	197,108
Fannie Mae, 4.815%, 2015	107,824	117,359
Fannie Mae, 4.85%, 2015	174,257	188,534
Fannie Mae, 4.856%, 2015	63,152	68,834
Fannie Mae, 4.86%, 2015	154,619	166,933
Fannie Mae, 4.894%, 2015	257,134	282,169
Fannie Mae, 5.034%, 2015	125,819	137,691
Fannie Mae, 5.275%, 2015	128,203	140,192
Fannie Mae, 5.466%, 2015	478,757	529,059
Fannie Mae, 5.5%, 2015 - 2040	6,898,023	7,506,178
Fannie Mae, 5.09%, 2016	64,291	70,796
Fannie Mae, 5.152%, 2016	302,456	338,007
Fannie Mae, 5.273%, 2016	316,138	354,480
Fannie Mae, 5.35%, 2016	100,009	111,211
Fannie Mae, 5.395%, 2016	106,166	117,948
Fannie Mae, 5.424%, 2016	121,160	136,602
Fannie Mae, 5.45%, 2016	110,000	122,207
Fannie Mae, 5.725%, 2016	229,770	254,719
Fannie Mae, 5.845%, 2016	43,904	47,816
Fannie Mae, 5.93%, 2016	112,976	125,250
Fannie Mae, 2.71%, 2017	57,975	59,586
Fannie Mae, 3.308%, 2017	445,396	470,746
Fannie Mae, 5.05%, 2017 - 2019	121,938	135,499
Fannie Mae, 5.488%, 2017	244,645	278,211
Fannie Mae, 5.505%, 2017	67,013	74,664
Fannie Mae, 6%, 2017 - 2038	2,376,224	2,615,486
Fannie Mae, 6.5%, 2017 - 2037	817,696	916,476
Fannie Mae, 2.578%, 2018	900,000	906,883
Fannie Mae, 3.8%, 2018	91,084	97,918
Fannie Mae, 3.84%, 2018	169,634	183,396

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 3.91%, 2018	$118,974	$128,437
Fannie Mae, 3.99%, 2018	150,000	162,518
Fannie Mae, 4%, 2018	119,048	129,116
Fannie Mae, 4.19%, 2018	109,164	119,350
Fannie Mae, 5.16%, 2018	217,339	241,330
Fannie Mae, 5.341%, 2018	377,946	431,089
Fannie Mae, 4.45%, 2019	91,685	101,164
Fannie Mae, 4.5%, 2019 - 2041	2,406,508	2,559,688
Fannie Mae, 4.67%, 2019	28,000	31,224
Fannie Mae, 4.83%, 2019	72,959	81,643
Fannie Mae, 4.876%, 2019	114,550	127,560
Fannie Mae, 5%, 2019 - 2041	3,738,464	4,028,947
Fannie Mae, 5.08%, 2019	24,202	27,111
Fannie Mae, 5.51%, 2019	116,553	131,341
Fannie Mae, 3.87%, 2020	71,766	76,849
Fannie Mae, 4.14%, 2020	43,325	47,102
Fannie Mae, 5.19%, 2020	112,422	125,519
Fannie Mae, 4.5%, 2025	154,739	164,635
Freddie Mac, 3.882%, 2017	335,000	360,799
Freddie Mac, 5%, 2017 - 2040	1,226,374	1,312,362
Freddie Mac, 6%, 2017 - 2038	1,394,387	1,540,072
Freddie Mac, 2.412%, 2018 (z)	1,000,000	1,006,137
Freddie Mac, 2.699%, 2018	115,000	117,653
Freddie Mac, 3.154%, 2018	478,000	503,143
Freddie Mac, 4.186%, 2019	146,000	161,289
Freddie Mac, 5.085%, 2019	162,000	184,272
Freddie Mac, 2.757%, 2020	291,530	303,399
Freddie Mac, 3.32%, 2020	263,489	280,167
Freddie Mac, 4.224%, 2020	99,963	110,126
Freddie Mac, 4.251%, 2020	230,000	251,898
Freddie Mac, 4.5%, 2024 - 2028	267,303	278,873
Freddie Mac, 5.5%, 2024 - 2038	1,633,007	1,776,353
Freddie Mac, 4%, 2025	1,093,865	1,144,835
Freddie Mac, 6.5%, 2037 - 2038	222,114	248,700
Ginnie Mae, 4.5%, 2033 - 2041	1,753,513	1,912,354
Ginnie Mae, 5.5%, 2033 - 2040	1,054,068	1,181,553
Ginnie Mae, 5.612%, 2058	311,730	331,894
Ginnie Mae, 6.357%, 2058	249,131	256,133

		$41,370,517
Municipals - 0.1%
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2020	$560,000	$693,728
Triborough Bridge & Tunnel Authority Rev., “A”, 5%, 2021	190,000	227,827

		$921,555
Natural Gas - Distribution - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	$180,000	$154,350

Natural Gas - Pipeline - 0.7%
Atlas Pipeline Partners LP, 8.75%, 2018	$300,000	$310,500
Atlas Pipeline Partners LP/Finance Corp., 8.75%, 2018 (z)	400,000	412,000
Crosstex Energy, Inc., 8.875%, 2018	500,000	532,500
El Paso Corp., 7%, 2017	545,000	592,413
El Paso Corp., 7.75%, 2032	1,370,000	1,572,075
Energy Transfer Equity LP, 7.5%, 2020	590,000	610,650
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	537,000	566,535
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	71,000	73,396

		$4,670,069

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - 0.7%
CenturyLink, Inc., 7.6%, 2039		$150,000	$141,075
Cincinnati Bell, Inc., 8.25%, 2017		260,000	252,200
Cincinnati Bell, Inc., 8.75%, 2018		545,000	485,050
Citizens Communications Co., 9%, 2031		260,000	228,800
Frontier Communications Corp., 8.25%, 2017		150,000	146,063
Frontier Communications Corp., 8.125%, 2018		995,000	950,225
Frontier Communications Corp., 8.5%, 2020		290,000	275,500
Qwest Communications International, Inc., 7.125%, 2018 (n)		780,000	797,550
Windstream Corp., 8.125%, 2018		150,000	153,000
Windstream Corp., 7.75%, 2020		680,000	663,000
Windstream Corp., 7.75%, 2021		130,000	128,050

			$4,220,513
Oil Services - 0.5%
Afren PLC, 11.5%, 2016 (n)		$200,000	$192,000
Chesapeake Energy Corp., 6.625%, 2019 (n)		175,000	172,594
Edgen Murray Corp., 12.25%, 2015		280,000	248,500
Expro Finance Luxembourg, 8.5%, 2016 (n)		310,000	266,600
McJunkin Red Man Holding Corp., 9.5%, 2016		500,000	492,500
Pioneer Drilling Co., 9.875%, 2018		365,000	376,406
Pioneer Drilling Co., 9.875%, 2018 (z)		230,000	237,188
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)		1,385,358	1,361,114
Unit Corp., 6.625%, 2021		70,000	69,300

			$3,416,202
Other Banks & Diversified Financials - 1.0%
Alfa Bank, 7.75%, 2021 (n)		$1,194,000	$1,038,780
Banco de Credito del Peru, FRN, 6.875%, 2026 (n)		108,000	110,160
Banco PanAmericano S.A., 8.5%, 2020 (n)		1,233,000	1,288,485
Bancolombia S.A., 5.95%, 2021		1,374,000	1,367,130
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		1,078,000	1,051,050
Capital One Financial Corp., 10.25%, 2039		640,000	664,000
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		130,000	122,181
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		330,000	250,800
Santander UK PLC, 8.963% to 2030, FRN to 2049		749,000	674,100

			$6,566,686
Pharmaceuticals - 0.2%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	325,000	$436,703
Hypermarcas S.A., 6.5%, 2021 (n)		$738,000	642,060

			$1,078,763
Pollution Control - 0.1%
WCA Waste Corp., 7.5%, 2019 (n)		$885,000	$854,025

Precious Metals & Minerals - 0.0%
ALROSA Finance S.A., 7.75%, 2020 (n)		$203,000	$201,985

Printing & Publishing - 0.1%
American Media, Inc., 13.5%, 2018 (z)		$26,083	$20,214
Nielsen Finance LLC, 11.5%, 2016		204,000	232,560
Nielsen Finance LLC, 7.75%, 2018		385,000	407,138

			$659,912
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$145,000	$148,625
Kansas City Southern Railway, 8%, 2015		210,000	223,388

			$372,013

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - 0.3%
CB Richard Ellis Group, Inc., 11.625%, 2017	$235,000	$268,488
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	140,000	126,350
Country Garden Holdings Co. Ltd., 11.125%, 2018 (n)	887,000	718,470
Entertainment Properties Trust, REIT, 7.75%, 2020	215,000	228,975
Kennedy Wilson, Inc., 8.75%, 2019 (n)	210,000	203,175
MPT Operating Partnership LP, REIT, 6.875%, 2021	205,000	202,950

		$1,748,408
Retailers - 0.8%
Academy Ltd., 9.25%, 2019 (n)	$230,000	$224,250
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	425,000	409,063
J. Crew Group, Inc., 8.125%, 2019	340,000	312,375
Limited Brands, Inc., 6.9%, 2017	610,000	648,125
Limited Brands, Inc., 6.95%, 2033	60,000	55,050
Neiman Marcus Group, Inc., 10.375%, 2015	745,000	770,762
QVC, Inc., 7.375%, 2020 (n)	180,000	191,250
Rite Aid Corp., 9.375%, 2015	285,000	260,775
Sally Beauty Holdings, Inc., 10.5%, 2016	85,000	89,463
Sally Beauty Holdings, Inc., 6.875%, 2019 (z)	225,000	230,063
Toys “R” Us Property Co. II LLC, 8.5%, 2017	625,000	639,063
Toys “R” Us, Inc., 10.75%, 2017	580,000	624,950
Yankee Aquisition Corp., 8.5%, 2015	110,000	109,725
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	470,000	411,250

		$4,976,164
Specialty Stores - 0.2%
Michaels Stores, Inc., 11.375%, 2016	$125,000	$131,250
Michaels Stores, Inc., 7.75%, 2018	945,000	923,738

		$1,054,988
Steel - 0.2%
JSC Severstal, 6.25%, 2016 (n)	$1,097,000	$1,020,253

Telecommunications - Wireless - 2.1%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,406,000	$1,373,136
America Movil S.A.B. de C.V., 6.125%, 2040	162,000	177,872
Clearwire Corp., 12%, 2015 (n)	590,000	498,550
Cricket Communications, Inc., 7.75%, 2020	215,000	168,775
Crown Castle International Corp., 9%, 2015	170,000	184,875
Crown Castle International Corp., 7.125%, 2019	1,235,000	1,324,538
Digicel Group Ltd., 8.25%, 2017 (n)	160,000	157,600
Digicel Group Ltd., 10.5%, 2018 (n)	895,000	890,525
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	1,142,000	1,196,245
MetroPCS Wireless, Inc., 7.875%, 2018	215,000	207,475
MetroPCS Wireless, Inc., 6.625%, 2020	100,000	87,250
Net Servicos de Comunicacao S.A., 7.5%, 2020	1,435,000	1,635,900
NII Holdings, Inc., 10%, 2016	140,000	158,900
NII Holdings, Inc., 8.875%, 2019	405,000	429,300
NII Holdings, Inc., 7.625%, 2021	80,000	81,200
Sprint Capital Corp., 6.875%, 2028	325,000	226,688
Sprint Nextel Corp., 6%, 2016	470,000	374,825
Sprint Nextel Corp., 8.375%, 2017	870,000	746,025
Sprint Nextel Corp., 9%, 2018 (z)	235,000	236,763
VimpelCom Ltd., 7.748%, 2021 (n)	491,000	436,990
VimpelCom Ltd., 7.504%, 2022 (n)	1,337,000	1,161,519
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,380,000	1,190,250
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	400,000	349,000

		$13,294,201

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telephone Services - 0.1%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$105,000	$107,100
Level 3 Financing, Inc., 9.375%, 2019	420,000	424,200

		$531,300
Transportation - 0.0%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$298,000	$259,633

Transportation - Services - 0.6%
ACL I Corp., 11.375%, 2016 (n)(p)	$232,512	$177,928
AE Escrow Corp., 9.75%, 2020 (n)	185,000	185,000
Aguila American Resources Ltd., 7.875%, 2018 (n)	845,000	802,750
American Petroleum Tankers LLC, 10.25%, 2015	358,000	365,160
Commercial Barge Line Co., 12.5%, 2017	820,000	869,200
Hertz Corp., 7.5%, 2018	425,000	426,063
Hertz Corp., 7.375%, 2021	210,000	207,900
Navios Maritime Acquisition Corp., 8.625%, 2017	555,000	421,800
Navios Maritime Holdings, Inc., 8.875%, 2017	110,000	106,700
Swift Services Holdings, Inc., 10%, 2018	470,000	488,800

		$4,051,301
U.S. Government Agencies and Equivalents - 0.1%
Aid-Egypt, 4.45%, 2015	$170,000	$190,278
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	25,000	24,783
Small Business Administration, 6.34%, 2021	170,035	188,371
Small Business Administration, 6.07%, 2022	172,815	191,171
Small Business Administration, 5.16%, 2028	236,293	263,796

		$858,399
U.S. Treasury Obligations - 12.7%
U.S. Treasury Bonds, 9.25%, 2016	$47,000	$63,707
U.S. Treasury Bonds, 6.375%, 2027	106,000	157,443
U.S. Treasury Bonds, 5.25%, 2029	3,752,000	5,064,029
U.S. Treasury Bonds, 4.5%, 2036	70,000	89,053
U.S. Treasury Bonds, 4.375%, 2038	638,000	800,889
U.S. Treasury Bonds, 4.5%, 2039	5,116,000	6,558,073
U.S. Treasury Notes, 1.125%, 2012	18,000	18,024
U.S. Treasury Notes, 1.375%, 2012	12,059,900	12,093,342
U.S. Treasury Notes, 1.375%, 2012	18,049,000	18,156,175
U.S. Treasury Notes, 1.375%, 2012	750,000	758,086
U.S. Treasury Notes, 1.375%, 2013	7,974,000	8,096,417
U.S. Treasury Notes, 3.125%, 2013	305,000	321,036
U.S. Treasury Notes, 4%, 2014	18,000	19,463
U.S. Treasury Notes, 1.875%, 2014	417,000	432,540
U.S. Treasury Notes, 4%, 2015	1,397,000	1,553,616
U.S. Treasury Notes, 2.125%, 2015	12,325,000	13,003,836
U.S. Treasury Notes, 2.625%, 2018	955,000	1,029,908
U.S. Treasury Notes, 2.75%, 2019	1,590,000	1,720,181
U.S. Treasury Notes, 3.125%, 2019	454,000	502,805
U.S. Treasury Notes, 3.5%, 2020	8,736,000	9,907,166

		$80,345,789
Utilities - Electric Power - 1.4%
AES Corp., 8%, 2017	$570,000	$612,750
Atlantic Power Corp., 9%, 2018 (z)	195,000	192,563
Calpine Corp., 8%, 2016 (n)	675,000	717,188
Calpine Corp., 7.875%, 2020 (n)	590,000	612,125
Covanta Holding Corp., 7.25%, 2020	260,000	266,131

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	$340,000	$357,850
Dynegy Holdings, Inc., 7.5%, 2015 (a)	208,000	146,640
Edison Mission Energy, 7%, 2017	375,000	235,313
EDP Finance B.V., 6%, 2018 (n)	325,000	265,365
Empresa de Energia de Bogota SA, 6.125%, 2021 (z)	200,000	204,000
Energy Future Holdings Corp., 10%, 2020	225,000	230,625
Energy Future Holdings Corp., 10%, 2020	1,795,000	1,848,850
GenOn Energy, Inc., 9.5%, 2018	380,000	383,800
GenOn Energy, Inc., 9.875%, 2020	675,000	669,938
NRG Energy, Inc., 7.375%, 2017	150,000	156,000
NRG Energy, Inc., 8.25%, 2020	1,730,000	1,704,050
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	195,000	161,850

		$8,765,038
Total Bonds		$360,324,308

Common Stocks - 38.1%
Aerospace - 0.5%
Lockheed Martin Corp.	21,919	$1,712,970
Northrop Grumman Corp.	23,484	1,340,232

		$3,053,202
Automotive - 0.4%
Accuride Corp. (a)	5,511	$33,672
Johnson Controls, Inc.	25,550	804,314
Lear Corp.	33,492	1,404,274

		$2,242,260
Broadcasting - 0.2%
CBS Corp., “B”	53,530	$1,393,921
New Young Broadcasting Holding Co., Inc. (a)	30	81,000

		$1,474,921
Brokerage & Asset Managers - 0.3%
Blackrock, Inc.	4,628	$796,201
CME Group, Inc.	5,296	1,320,187

		$2,116,388
Business Services - 0.2%
Jones Lang LaSalle, Inc.	22,270	$1,434,633

Cable TV - 0.3%
Comcast Corp., “A”	20,332	$460,926
Time Warner Cable, Inc.	20,062	1,213,350

		$1,674,276
Chemicals - 0.1%
E.I. du Pont de Nemours & Co.	11,501	$548,828
PPG Industries, Inc.	3,579	314,057

		$862,885
Computer Software - 0.2%
Microsoft Corp.	40,055	$1,024,607
Oracle Corp.	13,276	416,203

		$1,440,810
Computer Software - Systems - 0.2%
Seagate Technology PLC	39,336	$672,646
Western Digital Corp. (a)	13,718	398,782

		$1,071,428

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 0.5%
Lennar Corp., “A”	45,230	$832,684
Owens Corning (a)	56,470	1,620,689
Stanley Black & Decker, Inc.	12,660	828,344

		$3,281,717
Consumer Products - 0.3%
Avon Products, Inc.	30,664	$521,288
Kimberly-Clark Corp.	11,900	850,493
Newell Rubbermaid, Inc.	33,921	518,991

		$1,890,772
Electrical Equipment - 0.6%
General Electric Co.	141,300	$2,248,083
Tyco International Ltd.	31,820	1,526,087

		$3,774,170
Electronics - 0.4%
Intel Corp.	56,676	$1,411,799
Microchip Technology, Inc.	28,200	984,462

		$2,396,261
Energy - Independent - 0.3%
Energy XXI (Bermuda) Ltd. (a)	15,340	$482,290
Marathon Oil Corp.	32,142	898,690
Marathon Petroleum Corp.	7,076	236,268

		$1,617,248
Energy - Integrated - 1.6%
Chevron Corp.	48,460	$4,982,657
ConocoPhillips	30,245	2,157,073
Exxon Mobil Corp.	38,004	3,057,042

		$10,196,772
Food & Beverages - 0.4%
Coca-Cola Enterprises, Inc.	42,060	$1,098,607
Dr Pepper Snapple Group, Inc.	22,721	829,998
General Mills, Inc.	16,053	641,317
PepsiCo, Inc.	3,450	220,800

		$2,790,722
Food & Drug Stores - 0.3%
CVS Caremark Corp.	30,600	$1,188,504
Kroger Co.	45,210	1,047,968

		$2,236,472
Forest & Paper Products - 0.3%
Domtar Corp.	12,430	$976,128
International Paper Co.	25,378	720,735

		$1,696,863
General Merchandise - 0.3%
Macy’s, Inc.	52,905	$1,710,419

Health Maintenance Organizations - 0.6%
Aetna, Inc.	48,286	$2,019,321
Humana, Inc.	17,045	1,511,551

		$3,530,872

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 1.4%
ACE Ltd.	16,733	$1,163,445
Aflac, Inc.	46,157	2,005,060
Allied World Assurance Co.	24,899	1,481,242
Chubb Corp.	21,950	1,480,308
Hartford Financial Services Group, Inc.	40,780	724,253
MetLife, Inc.	11,715	368,788
Prudential Financial, Inc.	36,998	1,873,579

		$9,096,675
Internet - 0.1%
Google, Inc., “A” (a)	1,370	$821,164

Leisure & Toys - 0.3%
Activision Blizzard, Inc.	46,600	$578,772
Mattel, Inc.	43,710	1,259,285

		$1,838,057
Machinery & Tools - 0.1%
Pitney Bowes, Inc.	19,090	$355,647

Major Banks - 1.5%
Bank of America Corp.	97,956	$532,881
Bank of New York Mellon Corp.	58,310	1,134,713
JPMorgan Chase & Co.	126,702	3,923,961
KeyCorp	161,518	1,177,466
Morgan Stanley	34,936	516,703
PNC Financial Services Group, Inc.	38,105	2,065,672

		$9,351,396
Medical Equipment - 0.1%
Medtronic, Inc.	18,474	$673,008

Metals & Mining - 0.3%
Cliffs Natural Resources, Inc.	16,070	$1,089,707
Nucor Corp.	24,968	984,488

		$2,074,195
Natural Gas - Distribution - 0.5%
NiSource, Inc.	77,181	$1,768,217
ONEOK, Inc.	18,320	1,523,491

		$3,291,708
Natural Gas - Pipeline - 0.1%
Williams Cos., Inc.	25,663	$828,402

Network & Telecom - 0.2%
Cisco Systems, Inc.	53,520	$997,613

Other Banks & Diversified Financials - 1.0%
American Express Co.	12,689	$609,580
Capital One Financial Corp.	30,302	1,353,287
CIT Group, Inc. (a)	7,560	255,982
Citigroup, Inc.	88,551	2,433,381
Discover Financial Services	75,700	1,803,174

		$6,455,404

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 1.7%
Abbott Laboratories	26,815	$1,462,758
Johnson & Johnson	44,492	2,879,522
Merck & Co., Inc.	44,821	1,602,351
Pfizer, Inc.	227,452	4,564,962

		$10,509,593
Pollution Control - 0.2%
Republic Services, Inc.	42,808	$1,175,080

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	6,684	$79,473

Railroad & Shipping - 0.2%
CSX Corp.	23,878	$518,391
Kansas City Southern Co. (a)	9,490	645,605

		$1,163,996
Real Estate - 19.5%
Alexandria Real Estate Equities, Inc., REIT	54,873	$3,597,474
Atrium European Real Estate Ltd.	356,409	1,581,772
AvalonBay Communities, Inc., REIT	30,445	3,801,058
Big Yellow Group PLC, REIT	398,120	1,599,959
BioMed Realty Trust, Inc., REIT	276,286	4,920,654
Boston Properties, Inc., REIT	52,195	4,978,359
Cousins Properties, Inc., REIT	395,202	2,351,452
DCT Industrial Trust, Inc., REIT	637,190	3,064,884
DDR Corp., REIT	114,640	1,340,142
Digital Realty Trust, Inc., REIT	69,318	4,401,693
Douglas Emmett, Inc., REIT	120,217	2,161,502
DuPont Fabros Technology, Inc., REIT	102,793	2,315,926
EastGroup Properties, Inc., REIT	23,910	1,017,849
Entertainment Properties Trust, REIT	55,020	2,459,394
Equity Lifestyle Properties, Inc., REIT	51,446	3,180,906
Equity Residential, REIT	93,572	5,164,239
Essex Property Trust, Inc., REIT	5,450	724,033
Federal Realty Investment Trust, REIT	31,247	2,763,172
Home Properties, Inc., REIT	41,900	2,303,243
Host Hotels & Resorts, Inc., REIT	280,228	3,965,226
Kimco Realty Corp., REIT	216,281	3,410,751
Mack-Cali Realty Corp., REIT	59,379	1,512,977
Medical Properties Trust, Inc., REIT	457,097	4,369,847
Mid-America Apartment Communities, Inc., REIT	64,467	3,695,248
Parkway Properties, Inc., REIT	218,212	2,206,123
Plum Creek Timber Co. Inc., REIT	94,486	3,480,864
Prologis, Inc., REIT	135,400	3,766,828
Public Storage, Inc., REIT	68,942	9,093,450
Ramco-Gershenson Properties Trust, REIT	277,594	2,356,773
Simon Property Group, Inc., REIT	118,761	14,766,743
Starwood Property Trust, Inc., REIT	135,044	2,409,185
Tanger Factory Outlet Centers, Inc., REIT	69,048	1,957,511
Ventas, Inc., REIT	110,342	5,821,644
Vornado Realty Trust, REIT	66,093	4,920,624
Weyerhaeuser Co.	112,066	1,881,588

		$123,343,093
Restaurants - 0.1%
McDonald’s Corp.	8,828	$843,251

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	200	$8,300

Specialty Stores - 0.2%
Abercrombie & Fitch Co., “A”	19,526	$935,491
Foot Locker, Inc.	24,019	566,608

		$1,502,099
Telephone Services - 1.1%
AT&T, Inc.	101,502	$2,941,528
CenturyLink, Inc.	44,545	1,671,328
Verizon Communications, Inc.	54,446	2,054,248

		$6,667,104
Tobacco - 0.4%
Altria Group, Inc.	23,420	$671,920
Philip Morris International, Inc.	5,474	417,338
Reynolds American, Inc.	38,173	1,597,922

		$2,687,180
Utilities - Electric Power - 1.1%
AES Corp. (a)	49,697	$600,340
Alliant Energy Corp.	40,181	1,696,040
American Electric Power Co., Inc.	39,173	1,554,385
Integrys Energy Group, Inc.	11,160	574,628
PG&E Corp.	9,330	362,377
PPL Corp.	52,468	1,575,089
Public Service Enterprise Group, Inc.	16,486	543,049

		$6,905,908
Total Common Stocks		$241,161,437

Floating Rate Loans (g)(r) - 0.1%
Aerospace - 0.0%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$99,506	$79,605

Broadcasting - 0.0%
Local TV Finance LLC, Term Loan B, 2.26%, 2013	$11,548	$11,087
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	67,146	66,307

		$77,394
Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$147,839	$128,743
Total Floating Rate Loans		$285,742

Convertible Preferred Stocks - 0.0%
Automotive - 0.0%
General Motors Co., 4.75%	$6,860	$234,200

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (n)	170	$119,096
Ally Financial, Inc., “A”, 8.5%	42,887	744,089
GMAC Capital Trust I, 8.125%	9,275	176,225
Total Preferred Stocks		$1,039,410

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants - 0.0%
Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	82	$221,400
Issuer/Expiration Date/Strike Price			Number of Contracts
Put Options Purchased - 0.0%
iShares Dow Jones U.S. Real Estate-December 2011 @ $46			$1,843	$20,273
Issuer			Shares/Par
Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)			22,505,811	$22,505,811
Total Investments				$625,792,581

Other Assets, Less Liabilities - 1.1%				7,063,296
Net Assets - 100.0%				$632,855,877

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $78,111,175, representing 12.3% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 2018	12/28/10	$26,467	$20,214
Atlantic Power Corp., 9%, 2018	10/26/11	190,105	192,563
Atlas Pipeline Partners LP/Finance Corp., 8.75%, 2018	11/16/11	413,955	412,000
CNH Capital LLC, 6.25%, 2016	11/01/11	140,000	139,650
Carrizo Oil & Gas, Inc., 8.625%, 2018	11/14/11	88,656	88,650
Corp Lindley S.A., 6.75%, 2021	11/18/11	81,000	81,608
Credit Acceptance Corp., 9.125%, 2017	2/28/11	221,304	214,200
Dematic S.A., 8.75%, 2016	4/19/11-11/08/11	850,184	829,350
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	379,959	349,688
Emergency Medical Services Corp., 8.125%, 2019	5/13/11	115,000	112,988
Empresa de Energia de Bogota SA, 6.125%, 2021	11/03/11	200,000	204,000
Freddie Mac, 2.412%, 2018	11/09/11-11/17/11	1,009,932	1,006,137
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	165,945	162,440
Gaz Capital S.A., 5.999%, 2021	11/16/11	2,212,000	2,234,120
Health Management Associates, Inc., 7.375%, 2020	11/08/11-11/16/11	235,542	236,469
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-7/11/11	345,088	216,604
Hillman Group, Inc., 10.875%, 2018	3/11/11	184,583	171,700
Kodiak Oil & Gas Corp., 8.125%, 2019	11/18/11	205,000	208,075
LBI Media, Inc., 8.5%, 2017	7/18/07	123,623	75,000
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/16/11	404,221	388,996
LyondellBasell Industries, Inc., 6%, 2021	11/04/11	575,000	586,500
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	96,330	94,050

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Peabody Energy Corp., 6%, 2018	11/07/11	$230,000	$229,713
Peabody Energy Corp., 6.25%, 2021	11/07/11	230,000	231,725
Pioneer Drilling Co., 9.875%, 2018	11/15/11	232,293	237,188
Sally Beauty Holdings, Inc., 6.875%, 2019	11/03/11	225,000	230,063
Sprint Nextel Corp., 9%, 2018	11/04/11-11/07/11	236,367	236,763
Swift Energy Co., 7.875%, 2022	11/15/11	237,975	235,200
USI Holdings Corp., 9.75%, 2015	4/26/07-11/28/07	200,310	193,725
Total Restricted Securities			$9,619,379
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 11/30/11

Forward Foreign Currency Exchange Contracts at 11/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	604,432	1/12/12	$818,669	$812,505	$6,164
SELL	EUR	Credit Suisse Group	501,073	1/12/12	674,809	673,565	1,244

							$7,408

Liability Derivatives
BUY	EUR	Barclays Bank PLC	61,425	1/12/12	$83,559	$82,570	$(989)

At November 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/11 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Supplemental Information (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$238,985,720	$429,796	$79,473	$239,494,989
United Kingdom	—	1,599,959	—	1,599,959
Austria	—	1,581,772	—	1,581,772
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	84,450,046	—	84,450,046
Non-U.S. Sovereign Debt	—	45,878,734	—	45,878,734
Municipal Bonds	—	921,555	—	921,555
Corporate Bonds	—	136,577,508	—	136,577,508
Residential Mortgage-Backed Securities	—	41,370,517	—	41,370,517
Commercial Mortgage-Backed Securities	—	648,207	—	648,207
Asset-Backed Securities (including CDOs)	—	162,440	—	162,440
Foreign Bonds	—	50,315,301	—	50,315,301
Floating Rate Loans	—	285,742	—	285,742
Mutual Funds	22,505,811	—	—	22,505,811
Total Investments	$261,491,531	$364,221,577	$79,473	$625,792,581

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,419	$—	$6,419

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds	Total
Balance as of 2/28/11	$—	$0	$0
Realized gain (loss)	—	(64,518)	(64,518)
Change in unrealized appreciation (depreciation)	—	64,518	64,518
Sales	—	0	0
Transfers into level 3	79,473	—	79,473
Balance as of 11/30/11	$79,473	$—	$79,473

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at November 30, 2011 is $0.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$632,681,480
Gross unrealized appreciation	$17,580,030
Gross unrealized depreciation	(24,468,929)
Net unrealized appreciation (depreciation)	$(6,888,899)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	21,088,116	178,380,356	(176,962,661)	22,505,811

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,720	$22,505,811

MFS® Government Securities Fund

QUARTERLY REPORT

November 30, 2011

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 87.5%
Agency - Other - 5.2%
Financing Corp., 10.7%, 2017	$14,360,000	$21,567,567
Financing Corp., 9.4%, 2018	11,750,000	16,863,412
Financing Corp., 9.8%, 2018	14,975,000	22,059,283
Financing Corp., 10.35%, 2018	15,165,000	23,053,499
Financing Corp., STRIPS, 0%, 2017	18,780,000	16,901,512

		$100,445,273
Asset-Backed & Securitized - 1.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$4,260,000	$4,404,359
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	9,314,763	9,946,723
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	5,431,290	5,664,292
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.184%, 2051	5,341,614	5,638,966

		$25,654,340
Local Authorities - 0.9%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$4,855,000	$5,636,849
Port Authority NY & NJ (168th Series), 4.926%, 2051	7,130,000	7,191,104
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	840,000	967,134
State of California (Build America Bonds), 7.625%, 2040	1,225,000	1,466,141
University of California Rev. (Build America Bonds), 5.77%, 2043	2,750,000	3,105,768

		$18,366,996
Mortgage-Backed - 39.6%
Fannie Mae, 4.719%, 2012	$706,944	$715,522
Fannie Mae, 4.73%, 2012	2,557,657	2,610,581
Fannie Mae, 4.764%, 2012	561,758	568,556
Fannie Mae, 6.005%, 2012	1,124,710	1,123,707
Fannie Mae, 6.26%, 2012	355,115	354,794
Fannie Mae, 4.325%, 2013	1,568,631	1,614,491
Fannie Mae, 4.374%, 2013	2,328,750	2,411,975
Fannie Mae, 4.518%, 2013	427,305	438,381
Fannie Mae, 4.542%, 2013	2,513,373	2,586,016
Fannie Mae, 4.845%, 2013	3,466,200	3,602,021
Fannie Mae, 5%, 2013 - 2041	71,769,905	77,181,275
Fannie Mae, 5.06%, 2013 - 2017	3,197,902	3,412,517
Fannie Mae, 5.159%, 2013	1,986,334	2,092,017
Fannie Mae, 5.37%, 2013 - 2018	3,720,603	4,006,553
Fannie Mae, 4.563%, 2014 - 2015	2,750,738	2,929,203
Fannie Mae, 4.6%, 2014	1,685,694	1,783,131
Fannie Mae, 4.61%, 2014	5,495,391	5,834,985
Fannie Mae, 4.77%, 2014	1,448,130	1,548,330
Fannie Mae, 4.82%, 2014 - 2015	4,884,671	5,290,117
Fannie Mae, 4.842%, 2014	7,912,805	8,435,232
Fannie Mae, 4.873%, 2014	5,126,473	5,362,718
Fannie Mae, 4.92%, 2014	591,993	620,954
Fannie Mae, 4.935%, 2014	731,203	773,165
Fannie Mae, 5.1%, 2014 - 2019	3,744,229	4,029,262
Fannie Mae, 4.56%, 2015	2,183,630	2,356,079
Fannie Mae, 4.62%, 2015	3,120,108	3,360,794
Fannie Mae, 4.665%, 2015	1,476,031	1,596,324
Fannie Mae, 4.69%, 2015	1,202,682	1,299,412
Fannie Mae, 4.7%, 2015	2,069,209	2,233,170
Fannie Mae, 4.74%, 2015	1,677,823	1,822,325

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.78%, 2015	$1,821,620	$1,987,978
Fannie Mae, 4.79%, 2015	1,885,158	2,057,055
Fannie Mae, 4.81%, 2015	1,751,866	1,911,946
Fannie Mae, 4.815%, 2015	1,929,067	2,099,657
Fannie Mae, 4.85%, 2015	1,349,596	1,460,169
Fannie Mae, 4.87%, 2015	1,286,214	1,397,966
Fannie Mae, 4.89%, 2015	1,191,359	1,291,005
Fannie Mae, 4.894%, 2015	3,366,699	3,694,486
Fannie Mae, 5.466%, 2015	5,247,147	5,798,445
Fannie Mae, 5.08%, 2016 - 2019	2,032,659	2,252,247
Fannie Mae, 5.09%, 2016	600,000	664,607
Fannie Mae, 5.152%, 2016	1,123,406	1,255,454
Fannie Mae, 5.27%, 2016	642,681	710,765
Fannie Mae, 5.273%, 2016	1,333,208	1,494,902
Fannie Mae, 5.35%, 2016	1,778,661	1,977,887
Fannie Mae, 5.424%, 2016	4,234,308	4,773,976
Fannie Mae, 5.45%, 2016	690,000	766,571
Fannie Mae, 5.725%, 2016	3,676,325	4,075,509
Fannie Mae, 6.5%, 2016 - 2037	15,295,692	17,169,696
Fannie Mae, 3.308%, 2017	4,948,850	5,230,510
Fannie Mae, 4.989%, 2017	4,403,827	4,750,783
Fannie Mae, 5.05%, 2017 - 2019	3,029,629	3,368,416
Fannie Mae, 5.3%, 2017	750,515	836,233
Fannie Mae, 5.38%, 2017	1,982,020	2,210,075
Fannie Mae, 5.5%, 2017 - 2038	115,311,451	125,687,039
Fannie Mae, 5.506%, 2017	1,455,139	1,621,273
Fannie Mae, 6%, 2017 - 2037	38,082,841	41,991,563
Fannie Mae, 2.578%, 2018	9,100,000	9,169,599
Fannie Mae, 3.8%, 2018	1,731,594	1,861,509
Fannie Mae, 3.91%, 2018	1,649,630	1,780,846
Fannie Mae, 3.99%, 2018	1,600,000	1,733,527
Fannie Mae, 4%, 2018	1,618,067	1,754,900
Fannie Mae, 4.19%, 2018	908,047	992,774
Fannie Mae, 5.16%, 2018	810,418	899,875
Fannie Mae, 5.68%, 2018	1,120,778	1,259,685
Fannie Mae, 4.5%, 2019 - 2041	47,929,459	50,976,644
Fannie Mae, 4.67%, 2019	1,180,000	1,315,865
Fannie Mae, 4.83%, 2019	1,607,316	1,798,711
Fannie Mae, 4.84%, 2019	619,025	692,112
Fannie Mae, 4.876%, 2019	5,294,835	5,896,167
Fannie Mae, 4.94%, 2019	425,743	476,816
Fannie Mae, 5.28%, 2019	580,852	657,482
Fannie Mae, 5.47%, 2019	387,115	431,834
Fannie Mae, 5.6%, 2019	1,386,906	1,539,323
Fannie Mae, 3.87%, 2020	1,875,748	2,008,596
Fannie Mae, 4.14%, 2020	1,154,081	1,254,697
Fannie Mae, 4.88%, 2020	975,981	1,067,160
Fannie Mae, 5.19%, 2020	2,029,650	2,266,102
Fannie Mae, 7.5%, 2024 - 2031	412,386	481,728
Fannie Mae, 4.5%, 2025	2,637,530	2,806,203
Freddie Mac, 4.375%, 2015	180,778	180,977
Freddie Mac, 4.5%, 2016 - 2028	11,862,665	12,475,179
Freddie Mac, 5%, 2016 - 2040	34,731,966	37,166,809
Freddie Mac, 6.5%, 2016 - 2038	4,605,742	5,143,748
Freddie Mac, 3.882%, 2017	5,323,000	5,732,934
Freddie Mac, 6%, 2017 - 2038	31,756,791	34,966,449

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.412%, 2018 (z)	$7,000,000	$7,042,956
Freddie Mac, 3.154%, 2018	5,293,000	5,571,412
Freddie Mac, 4.186%, 2019	2,800,000	3,093,221
Freddie Mac, 5.085%, 2019	6,865,000	7,808,814
Freddie Mac, 2.757%, 2020	7,694,654	8,007,930
Freddie Mac, 3.32%, 2020	7,758,735	8,249,832
Freddie Mac, 4.224%, 2020	4,281,146	4,716,379
Freddie Mac, 4.251%, 2020	3,106,000	3,401,724
Freddie Mac, 5.5%, 2021 - 2038	44,264,738	48,179,375
Freddie Mac, 4%, 2025	12,194,960	12,763,197
Ginnie Mae, 4%, 2032	120,231	120,857
Ginnie Mae, 4.5%, 2033 - 2041	30,145,236	32,883,699
Ginnie Mae, 5.5%, 2033 - 2038	22,722,055	25,473,891
Ginnie Mae, 5.612%, 2058	11,634,870	12,387,448
Ginnie Mae, 6.357%, 2058	5,901,774	6,067,636

		$769,086,442
Municipals - 0.9%
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2020	$10,035,000	$12,431,358
Triborough Bridge & Tunnel Authority Rev., “A”, 5%, 2021	3,430,000	4,112,879

		$16,544,237
U.S. Government Agencies and Equivalents - 2.2%
Aid-Egypt, 4.45%, 2015	$6,204,000	$6,944,013
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	1,106,000	1,096,378
Small Business Administration, 6.35%, 2021	974,771	1,078,771
Small Business Administration, 6.34%, 2021	1,105,230	1,224,413
Small Business Administration, 6.44%, 2021	1,218,206	1,346,094
Small Business Administration, 6.625%, 2021	1,348,887	1,496,241
Small Business Administration, 6.07%, 2022	1,254,141	1,387,357
Small Business Administration, 4.98%, 2023	1,494,487	1,632,731
Small Business Administration, 4.89%, 2023	3,686,408	4,015,560
Small Business Administration, 4.77%, 2024	3,029,419	3,298,203
Small Business Administration, 5.52%, 2024	2,297,150	2,543,610
Small Business Administration, 4.99%, 2024	2,731,004	2,990,382
Small Business Administration, 4.86%, 2024	2,041,202	2,230,314
Small Business Administration, 4.86%, 2025	3,201,113	3,498,712
Small Business Administration, 5.11%, 2025	2,723,938	2,998,158
U.S. Department of Housing & Urban Development, 6.36%, 2016	4,599,000	4,614,255
U.S. Department of Housing & Urban Development, 6.59%, 2016	350,000	350,828

		$42,746,020
U.S. Treasury Obligations - 37.4%
U.S. Treasury Bonds, 7.5%, 2016	$3,421,000	$4,511,711
U.S. Treasury Bonds, 6.25%, 2023	1,445,000	2,035,644
U.S. Treasury Bonds, 6%, 2026	5,933,000	8,385,928
U.S. Treasury Bonds, 6.75%, 2026	6,811,000	10,314,408
U.S. Treasury Bonds, 6.375%, 2027	2,309,000	3,429,585
U.S. Treasury Bonds, 5.25%, 2029	68,574,000	92,553,505
U.S. Treasury Bonds, 6.25%, 2030	3,166,000	4,782,145
U.S. Treasury Bonds, 4.5%, 2036	2,662,000	3,386,564
U.S. Treasury Bonds, 5%, 2037	4,133,000	5,658,982
U.S. Treasury Bonds, 4.375%, 2038	3,297,000	4,138,764
U.S. Treasury Bonds, 4.5%, 2039	53,208,300	68,206,390
U.S. Treasury Notes, 1.125%, 2012	12,294,000	12,310,326
U.S. Treasury Notes, 1.375%, 2012	37,757,100	37,861,800
U.S. Treasury Notes, 1.375%, 2012	64,159,000	64,539,976

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 1.375%, 2013	$16,769,000	$16,994,342
U.S. Treasury Notes, 3.625%, 2013	5,523,000	5,795,914
U.S. Treasury Notes, 3.375%, 2013	2,594,000	2,729,477
U.S. Treasury Notes, 3.125%, 2013	48,289,000	50,827,939
U.S. Treasury Notes, 4%, 2014	2,232,000	2,413,350
U.S. Treasury Notes, 1.875%, 2014	85,109,000	88,280,672
U.S. Treasury Notes, 2.625%, 2014	16,750,000	17,728,837
U.S. Treasury Notes, 4%, 2015	13,740,000	15,280,378
U.S. Treasury Notes, 2.125%, 2015	76,235,000	80,433,871
U.S. Treasury Notes, 2.625%, 2016	4,787,000	5,170,333
U.S. Treasury Notes, 4.75%, 2017	11,447,000	13,737,293
U.S. Treasury Notes, 2.625%, 2018	2,713,000	2,925,802
U.S. Treasury Notes, 2.75%, 2019	1,746,600	1,889,603
U.S. Treasury Notes, 3.125%, 2019	23,276,000	25,778,170
U.S. Treasury Notes, 3.5%, 2020	65,059,000	73,780,940

		$725,882,649
Total Bonds		$1,698,725,957

Money Market Funds (v) - 12.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	238,749,869	$238,749,869
Total Investments		$1,937,475,826

Other Assets, Less Liabilities - 0.2%		4,235,414
Net Assets - 100.0%		$1,941,711,240

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,096,378, representing 0.06% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Freddie Mac, 2.412%, 2018	11/09/11-11/17/11	$7,069,537	$7,042,956
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/11 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$869,073,942	$—	$869,073,942
Municipal Bonds	—	16,544,237	—	16,544,237
Corporate Bonds	—	18,366,996	—	18,366,996
Residential Mortgage-Backed Securities	—	769,086,442	—	769,086,442
Commercial Mortgage-Backed Securities	—	25,654,340	—	25,654,340
Mutual Funds	238,749,869	—	—	238,749,869
Total Investments	$238,749,869	$1,698,725,957	$—	$1,937,475,826

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,842,332,535
Gross unrealized appreciation	$96,719,243
Gross unrealized depreciation	(1,575,952)
Net unrealized appreciation (depreciation)	$95,143,291

5

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	162,661,736	517,957,251	(441,869,118)	238,749,869

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$126,591	$238,749,869

6

MFS® Global Real Estate Fund

QUARTERLY REPORT

November 30, 2011

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.1%
Business Services - 0.3%
Jones Lang LaSalle, Inc.	9,280	$597,818

Construction - 0.8%
Lennar Corp., “A”	92,010	$1,693,904

Real Estate - 97.0%
Advance Residence Investment Corp., REIT	1,014	$1,913,464
Alexandria Real Estate Equities, Inc., REIT	24,868	1,630,346
Atrium European Real Estate Ltd.	1,103,450	4,897,198
Beni Stabili S.p.A.	4,176,143	1,746,293
Big Yellow Group PLC, REIT	1,041,510	4,185,607
BioMed Realty Trust, Inc., REIT	364,533	6,492,333
Boardwalk, REIT	27,105	1,381,094
Boston Properties, Inc., REIT	43,203	4,120,702
BR Malls Participacoes S.A.	413,971	4,191,561
British Land Co. PLC, REIT	238,024	1,854,929
CANMARC, REIT	99,443	1,545,342
CapitaLand Ltd.	2,116,030	4,292,007
CFS Retail Property Trust, REIT	2,113,023	4,084,775
Corio N.V., REIT	58,379	2,604,703
Cousins Properties, Inc., REIT	273,687	1,628,438
DDR Corp., REIT	93,750	1,095,938
Derwent London PLC, REIT	62,370	1,568,548
Digital Realty Trust, Inc., REIT	78,131	4,961,319
Douglas Emmett, Inc., REIT	96,306	1,731,582
DuPont Fabros Technology, Inc., REIT	140,671	3,169,318
EastGroup Properties, Inc., REIT	25,920	1,103,414
Entertainment Properties Trust, REIT	86,235	3,854,705
Equity Lifestyle Properties, Inc., REIT	64,416	3,982,841
Essex Property Trust, Inc., REIT	8,620	1,145,167
Federal Realty Investment Trust, REIT	16,465	1,456,000
Global Logistic Properties Ltd. (a)	2,514,901	3,665,043
GSW Immobilien AG (a)	51,742	1,655,723
Hang Lung Properties Ltd.	875,256	2,654,538
Henderson Land Development Co. Ltd.	225,643	1,124,365
Home Properties, Inc., REIT	50,413	2,771,203
Host Hotels & Resorts, Inc., REIT	287,896	4,073,728
Kenedix Realty Investment Corp., REIT	599	1,728,091
Kimco Realty Corp., REIT	184,555	2,910,432
Land Securities Group PLC	216,774	2,342,755
Link, REIT	2,007,526	7,254,857
Mack-Cali Realty Corp., REIT	61,935	1,578,104
Macquarie Goodman Group, REIT	4,093,083	2,594,002
Medical Properties Trust, Inc., REIT	498,283	4,763,586
Mid-America Apartment Communities, Inc., REIT	66,551	3,814,703
Mitsubishi Estate Co. Ltd.	342,135	5,725,603
Mitsui Fudosan Co. Ltd.	393,274	6,385,026
Nippon Building Fund, Inc., REIT	199	1,829,159
NTT Urban Development Corp.	3,526	2,420,354
Parkway Properties, Inc., REIT	234,691	2,372,726
Plum Creek Timber Co. Inc., REIT	62,294	2,294,911
Primaris Retail, REIT	84,806	1,683,731

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Prologis, Inc., REIT	157,330	$4,376,921
Public Storage, Inc., REIT	44,282	5,840,796
Ramco-Gershenson Properties Trust, REIT	193,554	1,643,273
SEGRO PLC, REIT	439,373	1,559,757
Simon Property Group, Inc., REIT	82,859	10,302,688
Starwood Property Trust, Inc., REIT	119,450	2,130,988
Stockland, IEU	1,740,885	6,213,764
Sun Hung Kai Properties Ltd.	709,316	8,809,929
Tanger Factory Outlet Centers, Inc., REIT	70,592	2,001,283
Tokyo Tatemono Co. Ltd.	883,717	2,587,656
Unibail-Rodamco	39,204	7,320,316
Ventas, Inc., REIT	69,463	3,664,868
Vornado Realty Trust, REIT	52,293	3,893,214
Westfield Group, REIT	796,301	6,895,420
Westfield Retail Trust, REIT	698,051	1,867,966
Weyerhaeuser Co.	191,789	3,220,137
Wharf Holdings Ltd.	427,596	2,085,352

		$210,694,592
Total Common Stocks		$212,986,314

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	3,472,398	$3,472,398
Total Investments		$216,458,712

Other Assets, Less Liabilities - 0.3%		639,597
Net Assets - 100.0%		$217,098,309

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/11 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

3

Supplemental Information (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$100,317,386	$—	$—	$100,317,386
Japan	—	22,589,353	—	22,589,353
Hong Kong	—	21,929,041	—	21,929,041
Australia	—	21,655,927	—	21,655,927
United Kingdon	—	11,511,596	—	11,511,596
Singapore	—	7,957,050	—	7,957,050
France	—	7,320,316	—	7,320,316
Austria	—	4,897,198	—	4,897,198
Canada	4,610,167	—	—	4,610,167
Other Countries	5,937,854	4,260,426	—	10,198,280
Mutual Funds	3,472,398	—	—	3,472,398
Total Investments	$114,337,805	$102,120,907	$—	$216,458,712

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $29,505,156 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$196,978,304
Gross unrealized appreciation	$31,370,206
Gross unrealized depreciation	(11,889,798)
Net unrealized appreciation (depreciation)	$19,480,408

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,515,376	57,889,695	(58,932,673)	3,472,398

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,727	$3,472,398

4

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2011, are as follows:

United States	48.1%
Japan	10.4%
Hong Kong	10.1%
Australia	10.0%
United Kingdom	5.3%
Singapore	3.7%
France	3.4%
Austria	2.2%
Canada	2.1%
Other Countries	4.7%

5

MFS® New Discovery Value Fund

QUARTERLY REPORT

November 30, 2011

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.8%
Aerospace - 0.4%
CAE, Inc.	61,980	$617,398

Apparel Manufacturers - 2.5%
Hanesbrands, Inc. (a)	65,287	$1,608,019
Jones Group, Inc.	133,160	1,444,786
Maidenform Brands, Inc. (a)	42,940	791,814

		$3,844,619
Brokerage & Asset Managers - 1.8%
FXCM, Inc. “A”	115,030	$1,159,502
GFI Group, Inc.	370,404	1,574,217
Walter Investment Management Corp.	198	4,427

		$2,738,146
Business Services - 4.6%
CoreLogic, Inc. (a)	123,701	$1,642,749
Dun & Bradstreet Corp.	31,345	2,190,075
FleetCor Technologies, Inc. (a)	53,528	1,520,195
G&K Services, Inc.	52,969	1,583,773

		$6,936,792
Chemicals - 0.8%
Cabot Corp.	37,440	$1,242,259

Computer Software - 2.0%
Fair Isaac Corp.	44,662	$1,624,357
OBIC Co. Ltd.	7,490	1,376,021

		$3,000,378
Computer Software - Systems - 2.6%
DemandTec, Inc. (a)	107,740	$818,824
Ingram Micro, Inc., “A” (a)	110,349	1,987,385
NICE Systems Ltd., ADR (a)	35,689	1,198,437

		$4,004,646
Construction - 3.0%
Beacon Roofing Supply, Inc. (a)	83,447	$1,629,720
Lennox International, Inc.	57,682	1,911,005
M/I Homes, Inc. (a)	116,218	1,050,611

		$4,591,336
Consumer Products - 1.7%
Prestige Brands Holdings, Inc. (a)	109,766	$1,084,488
Sensient Technologies Corp.	40,690	1,536,861

		$2,621,349
Consumer Services - 1.1%
H&R Block, Inc.	103,175	$1,622,943

Containers - 0.8%
Greif, Inc.	6,470	$301,631
Greif, Inc., “B”	19,466	903,417

		$1,205,048

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 6.6%
Entegris, Inc. (a)	97,030	$817,963
Entropic Communications, Inc. (a)	219,518	1,093,200
Hittite Microwave Corp. (a)	16,300	886,883
Intermec, Inc. (a)	205,746	1,510,176
MaxLinear, Inc., “A” (a)	227,347	1,095,813
Monolithic Power Systems, Inc. (a)	121,932	1,468,061
Oclaro, Inc. (a)	193,988	603,303
Ultratech, Inc. (a)	70,140	1,627,248
Veeco Instruments, Inc. (a)	36,183	900,595

		$10,003,242
Energy - Independent - 6.1%
Berry Petroleum Corp.	31,147	$1,366,730
Carrizo Oil & Gas, Inc. (a)	43,897	1,249,309
Energy Partners Ltd. (a)	81,711	1,129,246
Energy XXI (Bermuda) Ltd. (a)	61,747	1,941,326
Lone Pine Resources, Inc. (a)	147,290	1,103,202
Oasis Petroleum LLC (a)	41,414	1,261,885
SM Energy Co.	15,320	1,217,787

		$9,269,485
Engineering - Construction - 1.0%
Foster Wheeler AG (a)	79,315	$1,471,293

Entertainment - 1.0%
Cinemark Holdings, Inc.	77,095	$1,510,291

Food & Beverages - 0.5%
Snyders-Lance, Inc.	34,337	$725,541

Gaming & Lodging - 1.3%
WMS Industries, Inc. (a)	93,715	$1,965,204

Health Maintenance Organizations - 0.6%
Molina Healthcare, Inc. (a)	38,620	$843,847

Insurance - 6.3%
Allied World Assurance Co.	28,633	$1,703,377
Alterra Capital Holdings Ltd.	71,500	1,640,925
Aspen Insurance Holdings Ltd.	62,459	1,656,413
Everest Re Group Ltd.	18,832	1,652,131
Symetra Financial Corp.	156,249	1,474,991
Willis Group Holdings PLC	40,440	1,425,914

		$9,553,751
Internet - 0.5%
QuinStreet, Inc. (a)	73,350	$679,221

Leisure & Toys - 0.9%
Callaway Golf Co.	247,031	$1,395,725

Machinery & Tools - 7.5%
Altra Holdings, Inc. (a)	110,470	$1,959,738
Cascade Corp.	48,444	2,107,798
Columbus McKinnon Corp. (a)	56,720	712,403
Douglas Dynamics, Inc.	108,345	1,679,348
EnPro Industries, Inc. (a)	18,380	615,179

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Herman Miller, Inc.	76,995	$1,662,322
Interline Brands, Inc. (a)	102,384	1,615,620
Regal Beloit Corp.	18,230	959,992

		$11,312,400
Medical & Health Technology & Services - 6.3%
Almost Family, Inc. (a)	109,995	$1,646,625
Community Health Systems, Inc. (a)	69,932	1,389,549
Cross Country Healthcare, Inc. (a)	317,901	1,643,548
LifePoint Hospitals, Inc. (a)	39,941	1,566,885
Teleflex, Inc.	27,043	1,646,378
VCA Antech, Inc. (a)	85,652	1,683,918

		$9,576,903
Metals & Mining - 1.0%
TMS International Corp., “A” (a)	153,710	$1,537,100

Natural Gas - Distribution - 2.8%
AGL Resources, Inc.	33,397	$1,376,958
NorthWestern Corp.	38,100	1,328,928
UGI Corp.	51,131	1,531,885

		$4,237,771
Other Banks & Diversified Financials - 13.7%
Associated Banc-Corp.	131,400	$1,366,560
Brookline Bancorp, Inc.	250,205	2,011,648
CAI International, Inc. (a)	164,710	2,526,651
CapitalSource, Inc.	190,918	1,231,421
Cathay General Bancorp, Inc.	102,716	1,424,671
Center Financial Corp. (a)	256,325	1,889,115
Glacier Bancorp, Inc.	104,760	1,258,168
International Bancshares Corp.	84,646	1,513,470
RSC Holdings, Inc. (a)	158,609	1,928,685
Sandy Spring Bancorp, Inc.	97,568	1,688,902
Textainer Group Holdings Ltd.	27,890	755,819
ViewPoint Financial Group	128,728	1,652,868
Wintrust Financial Corp.	51,584	1,433,519

		$20,681,497
Pollution Control - 0.9%
Progressive Waste Solutions Ltd.	66,756	$1,389,860

Printing & Publishing - 1.0%
Lamar Advertising Co., “A” (a)	63,250	$1,536,343

Railroad & Shipping - 0.7%
Diana Shipping, Inc. (a)	146,034	$1,093,795

Real Estate - 2.8%
Capstead Mortgage Corp., REIT	126,432	$1,577,871
Cogdell Spencer, Inc., REIT	315,127	1,181,726
Entertainment Properties Trust, REIT	34,518	1,542,955

		$4,302,552
Restaurants - 1.0%
P.F. Chang’s China Bistro, Inc.	48,224	$1,462,634

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 3.8%
A. Schulman, Inc.	63,822	$1,319,201
Ferro Corp. (a)	234,900	1,364,769
Koppers Holdings, Inc.	45,346	1,497,778
Quaker Chemical Corp.	41,550	1,616,711

		$5,798,459
Specialty Stores - 6.0%
American Eagle Outfitters, Inc.	126,044	$1,753,272
Ann, Inc. (a)	40,608	952,664
Children’s Place Retail Store, Inc. (a)	23,290	1,254,632
Destination Maternity Corp.	108,623	1,591,327
hhgregg, Inc. (a)	108,408	1,717,183
Kirkland’s, Inc. (a)	144,500	1,801,915

		$9,070,993
Trucking - 1.9%
Celadon Group, Inc.	116,890	$1,249,554
Landstar System, Inc.	35,384	1,637,218

		$2,886,772
Utilities - Electric Power - 2.3%
El Paso Electric Co.	41,920	$1,447,078
GenOn Energy, Inc. (a)	187,130	508,994
Great Plains Energy, Inc.	68,897	1,449,593

		$3,405,665
Total Common Stocks		$148,135,258

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	3,252,754	$3,252,754
Total Investments		$151,388,012

Other Assets, Less Liabilities - 0.0%		73,579
Net Assets - 100.0%		$151,461,591

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/11 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$142,459,745	$—	$—	$142,459,745
Canada	2,007,260	—	—	2,007,260
Japan	—	1,376,021	—	1,376,021
Israel	1,198,437	—	—	1,198,437
Greece	1,093,795	—	—	1,093,795
Mutual Funds	3,252,754	—	—	3,252,754
Total Investments	$150,011,991	$1,376,021	$—	$151,388,012

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$164,643,188
Gross unrealized appreciation	$4,670,744
Gross unrealized depreciation	(17,925,920)
Net unrealized appreciation (depreciation)	$(13,255,176)

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	57,514,741	(54,261,987)	3,252,754

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,413	$3,252,754

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: January 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: January 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 13, 2012

*	Print name and title of each signing officer under his or her signature.